                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Investors, LLC*
         -------------------------------
Address: 111 Huntington Avenue
         -------------------------------
         Boston, Massachusetts 02199
         -------------------------------

Form 13F File Number: 28-12300
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
       ---------------
Title: Managing Member
       ---------------
Phone: (617) 516-2000
       ---------------

Signature, Place, and Date of Signing:


/s/ Michael F. Goss                           Boston, MA        8/16/10
--------------------------------------   -------------------   ---------
[Signature]                                 [City, State]        [Date]

* Absolute Return Investors, LLC is the general partner of Absolute Return Investors, L.P., the general partner of Absolute Return Capital Partners, L.P. Michael F. Goss is the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        ----------

Form 13F Information Table Entry Total: 120
                                        ----------

Form 13F Information Table Value Total: 180,937
                                        ----------
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.   Form 13F File Number   Name
   ---   --------------------   --------------------------------------
     1   28-12297               Absolute Return Capital Partners, L.P.
   ---   --------               --------------------------------------
     2   28-12301               Absolute Return Investors, L.P.
   ---   --------               --------------------------------------

                         ABSOLUTE RETURN INVESTORS, LLC

                   FORM 13F INFORMATION TABLE AS OF 6/30/2010

                                                                                                     VOTING
                                                         MARKET VALUE                              AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       X$100        SHARES    OTHER MANAGERS     SOLE
----------------------------  --------------  ---------  ------------  ----------  --------------  ---------
AEROPOSTALE                        COM        007865108        1470     51,326.00                    (sole)
AETNA INC NEW                      COM        00817Y108         248      9,398.00                    (sole)
ALLIANCE ONE INTL INC              COM        018772103         156     43,706.00                    (sole)
AMERICAN ITALIAN PASTA CO          CL A       027070101         315      5,963.00                    (sole)
AMERICAN REPROGRAPHICS CO          COM        029263100         217     24,885.00                    (sole)
AMERISOURCEBERGEN CORP             COM        03073E105         608     19,160.00                    (sole)
ANADARKO PETE CORP                 COM        032511107        4437    122,935.00                    (sole)
APACHE CORP CMN                    COM        037411105        4495     53,396.00                    (sole)
APOLLO GROUP INC                   CL A       037604105         855     20,121.00                    (sole)
ASHLAND INC NEW                    COM        044209104         886     19,083.00                    (sole)
ASPEN INSURANCE HOLDINGS LTD       SHS        G05384105         631     25,523.00                    (sole)
ASSURANT INC                       COM        04621X108         672     19,368.00                    (sole)
ATC TECHNOLOGY CORP                COM        00211W104         602     37,324.00                    (sole)
ATLANTIC TELE NETWORK INC        COM NEW      049079205         851     20,597.00                    (sole)
ATWOOD OCEANICS INC                COM        050095108         377     14,762.00                    (sole)
AZZ INC                            COM        002474104         207      5,628.00                    (sole)
BARRETT BILL CORP                  COM        06846N104        4464    145,068.00                    (sole)
BIG LOTS INC                       COM        089302103        1326     41,324.00                    (sole)
BOISE INC                          COM        09746Y105         278     50,667.00                    (sole)
CARDINAL HEALTH INC                COM        14149Y108         957     28,465.00                    (sole)
CAREER EDUCATION CORP              COM        141665109         937     40,686.00                    (sole)
CARLISLE COS INC                   COM        142339100         515     14,243.00                    (sole)
CASH AMER INTL INC                 COM        14754D100        1517     44,258.00                    (sole)
CENTENE CORP DEL                   COM        15135B101         772     35,888.00                    (sole)
CENTRAL GARDEN & PET CO        CL A NON-VTG   153527205         291     32,417.00                    (sole)
CERADYNE INC                       COM        156710105         207      9,683.00                    (sole)
CHEVRON CORP NEW                   COM        166764100        1488     21,926.00                    (sole)
CINCINNATI BELL INC NEW            COM        171871106         880    292,460.00                    (sole)
CONCHO RES INC                     COM        20605P101        4477     80,906.00                    (sole)
CONSTELLATION ENERGY GROUP I       COM        210371100        1444     44,778.00                    (sole)
COOPER TIRE & RUBR CO              COM        216831107         696     35,679.00                    (sole)
CORELOGIC INC                      COM        21871D103         858     48,604.00                    (sole)
CORINTHIAN COLLEGES INC            COM        218868107         890     90,400.00                    (sole)
CSG SYS INTL INC                   COM        126349109        1087     59,306.00                    (sole)
DEL MONTE FOODS CO                 COM        24522P103         856     59,517.00                    (sole)
DELUXE CORP                        COM        248019101         358     19,077.00                    (sole)
DEVRY INC DEL                      COM        251893103         913     17,391.00                    (sole)

DOLBY LABORATORIES INC             COM        25659T107         780     12,447.00                    (sole)
EARTHLINK INC                      COM        270321102         932    117,138.00                    (sole)
ELLIS PERRY INTL INC               COM        288853104         236     11,668.00                    (sole)
EMCOR GROUP INC                    COM        29084Q100         388     16,734.00                    (sole)
ENDO PHARMACEUTICALS HLDGS I       COM        29264F205         675     30,915.00                    (sole)
ENERGEN CORP                       COM        29265N108        1500     33,836.00                    (sole)
ENERGY PARTNERS LTD              COM NEW      29270U303        9007    737,705.00                    (sole)
EXELON CORP                        COM        30161N101        1509     39,753.00                    (sole)
EXPONENT INC                       COM        30214U102         206      6,300.00                    (sole)
EZCORP INC                     CL A NON VTG   302301106        1306     70,398.00                    (sole)
FIRST SOLAR INC                    COM        336433107         410      3,600.00                    (sole)
FORCE PROTECTION INC             COM NEW      345203202         122     29,672.00                    (sole)
FRANKLIN RES INC                   COM        354613101        1011     11,726.00                    (sole)
FREEPORT-MCMORAN COPPER & GO       CL B       35671D857         603     10,198.00                    (sole)
GAMCO INVESTORS INC                COM        361438104         206      5,536.00                    (sole)
GENERAL CABLE CORP DEL NEW         COM        369300108         807     30,277.00                    (sole)
GFI GROUP INC                      COM        361652209         181     32,456.00                    (sole)
GMX RES INC                        COM        38011M108        4486    691,244.00                    (sole)
GOODRICH PETE CORP               COM NEW      382410405        4448    370,675.00                    (sole)
GRAINGER W W INC                   COM        384802104         265      2,667.00                    (sole)
GT SOLAR INTL INC                  COM        3623E0209         232     41,412.00                    (sole)
HARRIS CORP DEL                    COM        413875105         402      9,663.00                    (sole)
HEALTHSPRING INC                   COM        42224N101         420     27,111.00                    (sole)
HERBALIFE LTD                  COM USD SHS    G4412G101        1567     34,019.00                    (sole)
HUMANA INC                         COM        444859102         830     18,181.00                    (sole)
IMPAX LABORATORIES INC             COM        45256B101         217     11,400.00                    (sole)
INSIGHT ENTERPRISES INC            COM        45765U103         424     32,193.00                    (sole)
INTERDIGITAL INC                   COM        45867G101         245      9,927.00                    (sole)
ITT EDUCATIONAL SERVICES INC       COM        45068B109         966     11,639.00                    (sole)
L-3 COMMUNICATIONS HLDGS INC       COM        502424104         814     11,490.00                    (sole)
LACLEDE GROUP INC                  COM        505597104         220      6,636.00                    (sole)
LINCARE HLDGS INC                  COM        532791100         446     13,728.00                    (sole)
LUBRIZOL CORP                      COM        549271104        1451     18,063.00                    (sole)
MAXIMUS INC                        COM        577933104         317      5,480.00                    (sole)
MEDCATH CORP                       COM        58404W109         104     13,249.00                    (sole)
MICROSOFT CORP                     COM        594918104         703     30,562.00                    (sole)
MICROSTRATEGY INC              CLASS A NEW    594972408         267      3,554.00                    (sole)
MIRANT CORP NEW                    COM        60467R100        1320    125,038.00                    (sole)
MOLINA HEALTHCARE INC              COM        60855R100         352     12,211.00                    (sole)
MSC INDL DIRECT INC                CL A       553530106         772     15,242.00                    (sole)
NATIONAL OILWELL VARCO INC         COM        637071101        1420     42,932.00                    (sole)
NET 1 UEPS TECHNOLOGIES INC      COM NEW      64107N206         372     27,706.00                    (sole)
NEWMARKET CORP                     COM        651587107        1084     12,413.00                    (sole)
NICOR INC                          COM        654086107         453     11,196.00                    (sole)
NU SKIN ENTERPRISES INC            CL A       67018T105         242      9,701.00                    (sole)

OLIN CORP                       COM PAR $1    680665205         336     18,575.00                    (sole)
OMNOVA SOLUTIONS INC               COM        682129101          92     11,800.00                    (sole)
OSHKOSH CORP                       COM        688239201        1455     46,692.00                    (sole)
OXFORD INDS INC                    COM        691497309         773     36,909.00                    (sole)
PAR PHARMACEUTICAL COS INC         COM        69888P106         821     31,610.00                    (sole)
PREMIERE GLOBAL SVCS INC           COM        740585104         123     19,363.00                    (sole)
QUESTCOR PHARMACEUTICALS INC       COM        74835Y101         236     23,100.00                    (sole)
RAYTHEON CO                      COM NEW      755111507        1323     27,335.00                    (sole)
RENAISSANCERE HOLDINGS LTD         COM        G7496G103         424      7,527.00                    (sole)
ROCK-TENN CO                       CL A       772739207         440      8,863.00                    (sole)
RYDER SYS INC                      COM        783549108         374      9,300.00                    (sole)
SANDERSON FARMS INC                COM        800013104        1261     24,860.00                    (sole)
SEAGATE TECHNOLOGY                 SHS        G7945J104        1373    105,289.00                    (sole)
SELECT SECTOR SPDR TR           SBI INTI-     81369Y506       46874    943,510.00                    (sole)
                                  ENERGY
SPDR S&P 500 ETF TR             UNIT SER I    78462F103        7597     73,600.00                    (sole)
                                   S&P
STEPAN CO                          COM        858586100         249      3,640.00                    (sole)
STONE ENERGY CORP                  COM        861642106        4326    387,597.00                    (sole)
SWS GROUP INC                      COM        78503N107         201     21,178.00                    (sole)
SYNAPTICS INC                      COM        87157D109         536     19,500.00                    (sole)
TELEPHONE & DATA SYS INC           COM        879433100         624     20,532.00                    (sole)
TELETECH HOLDINGS INC              COM        879939106         162     12,588.00                    (sole)
TESSERA TECHNOLOGIES INC           COM        88164L100         327     20,365.00                    (sole)
TEXAS INSTRS INC                   COM        882508104         659     28,316.00                    (sole)
TIMBERLAND CO                      CL A       887100105         363     22,478.00                    (sole)
TIMKEN CO                          COM        887389104         212      8,147.00                    (sole)
TOTAL SYS SVCS INC                 COM        891906109         222     16,355.00                    (sole)
UGI CORP NEW                       COM        902681105         310     12,201.00                    (sole)
ULTRA PETROLEUM CORP               COM        903914109        4490    101,466.00                    (sole)
UNIFIRST CORP MASS                 COM        904708104         334      7,581.00                    (sole)
UNITED ONLINE INC                  COM        911268100         304     52,699.00                    (sole)
USA MOBILITY INC                   COM        90341G103         276     21,400.00                    (sole)
VAALCO ENERGY INC                COM NEW      91851C201        4498    803,144.00                    (sole)
VARIAN MED SYS INC                 COM        92220P105         765     14,635.00                    (sole)
WADDELL & REED FINL INC            CL A       930059100         403     18,400.00                    (sole)
WESTERN DIGITAL CORP               COM        958102105        1405     46,601.00                    (sole)
WHITING PETE CORP NEW              COM        966387102        8861    112,994.00                    (sole)
WORLD ACCEP CORP DEL               COM        981419104         739     19,300.00                    (sole)
XILINX INC                         COM        983919101         233      9,241.00                    (sole)